Intangible assets and goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Jan. 31, 2022	Dec. 31, 2021
Liabilities
Goodwill recognised at the acquisition date	$ 46,950		$ 1,473
Purchase price	67,062
Lightmap LLC
Assets
Property and equipment		$ 68
Intangible assets		17,664
Right-of-use assets		230
Indemnification asset		3,159
Trade and other receivables		2,668
Cash acquired		1,555
Prepaid tax		260
Assets recognised as of acquisition date		25,604
Liabilities
Lease liabilities		(230)
Trade and other payables		(2,160)
Provisions for non-income tax risks		(1,381)
Tax liability		(1,721)
Liabilities recognised as of acquisition date.		(5,492)
Total identifiable net assets at fair value		20,112
Goodwill recognised at the acquisition date		46,950
Purchase price		67,062
Expected value of the recognized tax risks		1,662
Indirect taxes liability		$ 1,497
Decrease in indirect tax liability	$ 810